Income Taxes - Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, beginning of year	$ 18	$ 917	$ 1,173
Increases in tax positions for prior years	3	0	1
Decreases in tax positions for prior years	(1)	(899)	(5)
Increases in tax positions for current year	0	0	0
Settlements	0	0	(252)
Gross unrecognized tax benefits, end of year	$ 20	$ 18	$ 917